Meridian Contrarian Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
Common Stocks - 90.4%
Communication Services - 4.0%
Interactive Media & Services - 4.0%
Cars.com, Inc.[1]	825,000	$15,922,500
Pinterest, Inc. Class A1	294,000	8,017,380
Total Communication Services		23,939,880
Consumer Discretionary - 8.3%
Automobile Components - 2.2%
Aptiv Plc[1]	117,000	13,126,230
Hotels, Restaurants & Leisure - 4.2%
Bowlero Corp.[1,2]	731,803	12,404,061
Cracker Barrel Old Country Store, Inc.	26,000	2,953,600
Everi Holdings, Inc.[1]	340,000	5,831,000
PlayAGS, Inc.[1]	603,622	4,315,897
		25,504,558
Textiles, Apparel & Luxury Goods - 1.9%
Canada Goose Holdings, Inc. (Canada)[1,2]	165,000	3,176,250
Skechers U.S.A., Inc. Class A1	173,000	8,220,960
		11,397,210
Total Consumer Discretionary		50,027,998
Consumer Staples - 4.7%
Beverages - 2.7%
Molson Coors Beverage Co. Class B2	294,000	15,193,920
Vintage Wine Estates, Inc.[1]	1,096,846	1,173,625
		16,367,545
Food Products - 1.4%
Lancaster Colony Corp.	42,000	8,520,960
Personal Care Products - 0.6%
Honest Co., Inc. (The)[1]	2,035,000	3,663,000
Total Consumer Staples		28,551,505
Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
APA Corp.	258,000	9,303,480
California Resources Corp.	219,000	8,431,500
Cameco Corp. (Canada)	516,000	13,503,720
Total Energy		31,238,700
Financials - 7.8%
Banks - 5.7%
First Citizens BancShares, Inc. Class A	19,300	18,780,830
First Interstate BancSystem, Inc. Class A	233,257	6,965,054
	Shares	Value
Texas Capital Bancshares, Inc.[1]	184,000	$9,008,640
		34,754,524
Insurance - 2.1%
Axis Capital Holdings Ltd.	166,000	9,050,320
Universal Insurance Holdings, Inc.	186,000	3,388,920
		12,439,240
Total Financials		47,193,764
Health Care - 12.1%
Biotechnology - 2.3%
Heron Therapeutics, Inc.[1]	1,277,424	1,928,910
Legend Biotech Corp. ADR[1]	187,821	9,056,729
SpringWorks Therapeutics, Inc.[1,2]	117,000	3,011,580
		13,997,219
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc.[1]	17,000	5,680,380
Paragon 28, Inc.[1]	261,000	4,455,270
QuidelOrtho Corp.[1]	147,000	13,096,230
Sight Sciences, Inc.[1]	320,978	2,805,348
		26,037,228
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.[1]	82,000	5,924,500
Tenet Healthcare Corp.[1]	162,000	9,626,040
		15,550,540
Pharmaceuticals - 2.9%
Perrigo Co. Plc	439,000	15,746,930
RVL Pharmaceuticals Plc[1]	1,623,000	1,850,220
		17,597,150
Total Health Care		73,182,137
Industrials - 13.5%
Commercial Services & Supplies - 2.1%
ACV Auctions, Inc. Class A1	521,000	6,726,110
Driven Brands Holdings, Inc.[1]	190,500	5,774,055
		12,500,165
Electrical Equipment - 0.5%
American Superconductor Corp.[1]	569,432	2,795,911
Ground Transportation - 1.1%
U-Haul Holding Co. Series N Non-Voting	105,000	5,444,250
U-Haul Holding Co.	23,000	1,371,950
		6,816,200
Machinery - 4.8%
CNH Industrial, N.V. (United Kingdom)	687,006	10,490,582

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Hillenbrand, Inc.	152,000	$7,224,560
Toro Co. (The)	101,000	11,227,160
		28,942,302
Professional Services - 3.7%
CACI International, Inc. Class A1	65,000	19,258,200
Planet Labs PBC[1]	777,000	3,053,610
		22,311,810
Trading Companies & Distributors - 1.3%
Custom Truck One Source, Inc.[1,2]	1,172,000	7,957,880
Total Industrials		81,324,268
Information Technology - 19.7%
Communications Equipment - 2.7%
Juniper Networks, Inc.	468,000	16,108,560
Electronic Equipment, Instruments & Components - 4.2%
nLight, Inc.[1]	288,000	2,931,840
Rogers Corp.[1]	60,000	9,805,800
Trimble, Inc.[1]	238,156	12,484,138
		25,221,778
IT Services - 1.2%
Okta, Inc.[1]	86,000	7,416,640
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc.[1]	173,000	16,955,730
Ambarella, Inc.[1]	116,000	8,980,720
GLOBALFOUNDRIES, Inc.[1,2]	133,000	9,599,940
Micron Technology, Inc.	49,000	2,956,660
Navitas Semiconductor Corp.[1,2]	423,000	3,092,130
NVIDIA Corp.	16,000	4,444,320
PDF Solutions, Inc.[1]	171,000	7,250,400
SMART Global Holdings, Inc.[1,2]	568,000	9,792,320
		63,072,220
Software - 1.2%
Cerence, Inc.[1]	30,250	849,722
Clear Secure, Inc. Class A2	126,200	3,302,654
LiveRamp Holdings, Inc.[1]	134,000	2,938,620
		7,090,996
Total Information Technology		118,910,194
Materials - 1.5%
Chemicals - 0.5%
Olin Corp.	59,000	3,274,500
Containers & Packaging - 1.0%
Crown Holdings, Inc.	74,000	6,120,540
Total Materials		9,395,040
Real Estate - 7.2%
Diversified REITs - 2.4%
Alexander & Baldwin, Inc.	749,000	14,163,590
	Shares	Value
Real Estate Management & Development - 1.7%
DigitalBridge Group, Inc.[2]	870,750	$10,440,292
Specialized REITs - 3.1%
VICI Properties, Inc.	575,000	18,756,500
Total Real Estate		43,360,382
Utilities - 6.4%
Electric Utilities - 4.3%
ALLETE, Inc.	145,000	9,333,650
Avangrid, Inc.[2]	257,000	10,249,160
Hawaiian Electric Industries, Inc.	171,000	6,566,400
		26,149,210
Independent Power & Renewable Electricity Producers - 2.1%
Brookfield Renewable Corp. Class A	356,800	12,470,160
Total Utilities		38,619,370
Total Common Stocks - 90.4% (Cost $438,192,518)		545,743,238
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	14,850
Total Information Technology		14,850
Total Warrants - 0.0% (Cost $250,695)		14,850
Preferred Stocks - 0.7%
Information Technology - 0.7%
Software - 0.7%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	2,426,409
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[1,3,4]	2,272,727	1,954,545
Total Information Technology		4,380,954
Total Preferred Stocks - 0.7% (Cost $6,000,000)		4,380,954

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ipsen CVR[1,4]	150,750	$325,620
Total Health Care		325,620
Total Rights - 0.1% (Cost $0)		325,620
	Shares/ Principal Amount
Short-Term Investments - 2.3%[5]
Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 4.89% (Cost $838,000)	838,000	838,000
Repurchase Agreements - 2.2%
Bank of America Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $3,324,571 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 3.00%, 11/1/49 - 2/1/51, totaling $3,389,701)	$3,323,236	3,323,236
Citigroup Global Markets, Inc., dated 3/31/23, due 4/3/23, 4.81% total to be received $3,324,568 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 12/26/24 - 3/20/53, totaling $3,389,701)	3,323,236	3,323,236
	Shares/ Principal Amount	Value
Daiwa Capital Markets America, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $3,096,874 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 8/1/23 - 4/1/53, totaling $3,157,544)	$3,095,631	$3,095,631
RBC Dominion Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $3,324,571 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.38%, 4/6/23 - 2/20/53, totaling $3,389,701)	3,323,236	3,323,236
Total Repurchase Agreements (Cost $13,065,339)		13,065,339
Total Short-Term Investments - 2.3% (Cost $13,903,339)		13,903,339
Total Investments - 93.5% (Cost $458,346,552)		564,368,001
Cash and Other Assets, Less Liabilities - 6.5%		39,363,772
Net Assets - 100.0%		$603,731,773

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
PBC—Public Benefit Corporation
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2023. Total value of such securities at period-end amounts to $37,426,853 and represents 6.20% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $4,380,954 and represents 0.73% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/